Share-based compensation (Schedule of number and weighted average exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares subject to option, beginning of year | Share	2,484,107	2,182,970
Weighted average exercise price of share options outstanding at beginning of period | $ / shares	$ 7.42	$ 7.23
Number of units granted during the year | Share	828,720	902,874
Weighted average exercise price of options granted | $ / shares	$ 10.81	$ 7.5
Exercised | Share	(478,755)	(482,029)
Weighted average exercise price of options exercised | $ / shares	$ 7.69	$ 6.56
Forfeited | Share	(114,892)	(106,850)
Weighted average exercise price of options forfeited | $ / shares	$ 9.01	$ 7.62
Expired | Share	(8,766)	(12,858)
Weighted average exercise price of options expired | $ / shares	$ 8.31	$ 10.03
Number of shares subject to option, end of year | Share	2,710,414	2,484,107
Weighted average exercise price of share options outstanding at end of period | $ / shares	$ 8.34	$ 7.42